4. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Note 3.Discontinued Operations Abstract
DISCONTINUED OPERATIONS

For the fiscal year ended December 31, 2014, our businesses consisted of 1) commercial vehicle sales, leasing and support business, 2) property lease and management business, 3) insurance agency, and 4) internet-based business in the commercial vehicle industry. In August 2015 we began winding down the operations of our commercial vehicle sales, leasing and support business and insurance agency business (the “traditional business”), in the following steps:

1.	Ceased to market and sign up new contracts for commercial vehicles sales, leasing and support business and insurance agency business;

2.	Actively sold a number of the transportation companies, which constitute the sales network of the traditional businesses to achieve market penetration at a municipal and county level throughout China, to third parties.

3.	Transferred the long-lived assets, mainly including the computers and furniture, from the traditional businesses to the internet-based business;

4.	Dismissed or transferred the employees from the traditional businesses to the internet-based business.

On December 31, 2015 the Board of Directors approved that the Company shift its strategy to focusing on its internet-based business, which was initially launched near the end of 2014. Accordingly, the Company determines that the traditional businesses were ceased as of December 31, 2015, and should be reported as discontinued operations.

The Company will continue to service outstanding leases until they have all been collected. The due dates for the remaining leases run through July 2017 and the Company also expects to continue servicing and collecting on any payments that become overdue. This constitutes significant continuing involvement in the traditional businesses after their cessation.

The assets and liabilities of the traditional businesses were included in the captions “Assets of discontinued operations” and “Liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2016 and 2015 and consisted of the following:

	December 31,
	2016	2015
Assets classified as discontinued operations
Accounts receivable, net	$11,107	$27,688
Prepaid expenses and other current assets	482	3,100
Other financing receivables from peer store, net	─	─
Inventories	956	4,330
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	1,916	63,774
Short-term net investment in sales-type leases	─	5,703
Total current assets	14,461	104,595
Long-term net investment in direct financing and sales-type leases, net of current maturities	─	3,064
Deferred income tax assets	7,373	12,186
Total non-current assets	7,373	15,250
Total assets	$21,834	$119,845

	December 31,
	2016	2015
Liabilities classified as discontinued operations
Income tax payable	─	111
Other payables and accrued liabilities	2,316	11,795
Long-term payables, current portion	392	─
Short-term bonds payable	─	36,738
Financing payables, related parties	1,763	1,801
Total current liabilities	4,471	50,445
Long-term payables	─	2,587
Total non-current liabilities	─	2,587
Total liabilities	$4,471	$53,032

The following are revenues and income from discontinued operations:

	Years ended December 31,
	2016	2015	2014
Revenues	$6,259	$154,268	$812,019

Income from discontinued operations	(3,894)	10,100	35,429
Income tax provisions	(4,059)	1,895	8,941
Income from discontinued operation, net of income tax	165	8,205	26,488

The following are selective cash flow information from discontinued operations:

	Years ended December 31,
	2016		2015		2014
Net cash provided by (used in) operating activities		$48,550		$332,630		$(10,686)

Net cash provided by (used in) investing activities	$	─	$	─	$	─

Net cash provided by (used in) financing activities	$	─	$	─	$	─